Note 15 - Cash and Cash Equivalents - Credit Ratings (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Cash and cash equivalents	$ 2,824	$ 7,129	$ 4,522	$ 1,900	$ 1,939	$ 10,970
A + [member]
Statement Line Items [Line Items]
Cash and cash equivalents		252	17		891
A-1 [Member]
Statement Line Items [Line Items]
Cash and cash equivalents		233	14		69
A- [member]
Statement Line Items [Line Items]
Cash and cash equivalents	554
AA - [member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 2,270	$ 6,644	$ 4,491		$ 979